Filed Pursuant to Rule 497
Registration No. 333-291754

Supplement to Athene Amplify® 3.0
Single Purchase Payment Index-Linked Deferred Variable Annuity Contract
Supplement dated June 17, 2026
to Prospectus dated April 30, 2026

This prospectus supplement updates and supplements the information contained in the prospectus dated April 30, 2026 (as supplemented from time to time, the “Prospectus”), which forms a part of the Registration Statement on Form N-4, as amended (Registration No. 333-291754), of Athene Annuity and Life Company (the “Company”, “we” or “us”). This prospectus supplement is being filed to update and supplement the information in the Prospectus with the information set forth below.
The Prospectus and this prospectus supplement relate to the issuance by us of interests in the Athene Amplify® 3.0 Single Purchase Payment Index-Linked Deferred Variable Annuity Contract.
This prospectus supplement should be read in conjunction with the Prospectus. If there is any inconsistency between the information in the Prospectus and this prospectus supplement, you should rely on the information in this prospectus supplement. Except as set forth below, the Prospectus remains unchanged.
Capitalized terms not otherwise defined herein have the meanings ascribed to them in the Prospectus.

Appendix E - Financial Intermediary Variation Chart
The financial intermediary variation chart in the Prospectus is amended to read in its entirety as follows:

Firm	Feature or Benefit	Availability or Variation
Citigroup Global Markets, Inc.	Buffer Rate Availability	A 1% Buffer Rate is not offered by this firm. Therefore, Segment Options with a 1% Buffer Rate will not be available.
	Segment Option Availability	1-year Segment Options without a Segment Fee will not be offered by this firm.
Merrill Lynch, Pierce, Fenner & Smith Incorporated	Buffer Rate Availability	A 1% Buffer Rate is not offered by this firm. Therefore, Segment Options with a 1% Buffer Rate will not be available.
Morgan Stanley Smith Barney, LLC	Buffer Rate Availability	A 1% Buffer Rate is not offered by this firm. Therefore, Segment Options with a 1% Buffer Rate will not be available.
Lincoln Investment Planning, LLC d/b/a Lincoln Investment	Buffer Rate Availability	A 1% Buffer Rate is not offered by this firm. Therefore, Segment Options with a 1% Buffer Rate will not be available.
Truist Investment Services, Inc	Segment Option Availability	Segment Options with a Segment Fee are not offered by this firm; therefore, only Segment Options without a Segment Fee are available for allocation.